Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consist of the following:
	As of
	June 30,	December 31,
	2026	2025
Income tax payable	$5,843	$2,924
Other taxes payable	190,580	56,607
Total taxes payable	$196,423	$59,531

Schedule of Income Tax Expense	Income tax expenses consist of the following:
	For the Six Months Ended
	June 30,	June 30,
	2026	2025
Income tax expense	$2,888	$-